Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair values of the financial assets and liabilities that are not recorded at fair value in the statement of financial position - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities [Member]
Assets
Financial Assets	$ 40,066,417	$ 35,840,656
Financial Liabilities [Member] | Current accounts and other demand deposits [Member]
Liabilities
Financial Liabilities	18,542,791	15,167,229
Financial Liabilities [Member] | Transactions in the course of payment [Member]
Liabilities
Financial Liabilities	210,479	882,944
Financial Liabilities [Member] | Obligations under repurchase agreements [Member]
Liabilities
Financial Liabilities	95,009	288,917
Financial Liabilities [Member] | Saving accounts and time deposits [Member]
Liabilities
Financial Liabilities	9,140,006	8,899,541
Financial Liabilities [Member] | Borrowings from financial institutions [Member]
Liabilities
Financial Liabilities	4,861,865	3,669,753
Financial Liabilities [Member] | Other financial obligations [Member]
Liabilities
Financial Liabilities	274,618	191,713
Financial Liabilities [Member] | Borrowings And Deposits [Member]
Liabilities
Financial Liabilities	33,124,768	29,100,097
Financial Liabilities [Member] | Letters of credit for residential purposes [Member]
Liabilities
Financial Liabilities	4,011	6,532
Financial Liabilities [Member] | Letters of credit for general purposes [Member]
Liabilities
Financial Liabilities	105	254
Financial Liabilities [Member] | Bonds [Member]
Liabilities
Financial Liabilities	8,557,279	7,700,402
Financial Liabilities [Member] | Subordinated bonds [Member]
Liabilities
Financial Liabilities	917,510	886,407
Financial Liabilities [Member] | Debt issued [Member]
Liabilities
Financial Liabilities	9,478,905	8,593,595
Financial Liabilities [Member] | Financial Liabilities [Member]
Liabilities
Financial Liabilities	42,603,673	37,693,692
Financial Liabilities [Member] | Cash and due from banks [Member]
Assets
Financial Assets	3,713,734	2,560,216
Financial Liabilities [Member] | Transactions in the course of collection [Member]
Assets
Financial Assets	326,446	163,252
Financial Liabilities [Member] | Investments under resale agreements [Member]
Assets
Financial Assets	64,365	76,407
Financial Liabilities [Member] | Cash and other transactions [Member]
Assets
Financial Assets	4,104,545	2,799,875
Financial Liabilities [Member] | Domestic banks [Member]
Assets
Financial Assets	159,987	259,788
Financial Liabilities [Member] | Central Bank of Chile [Member]
Assets
Financial Assets	1,090,000	2,380,033
Financial Liabilities [Member] | Foreign banks [Member]
Assets
Financial Assets	279,764	299,377
Financial Liabilities [Member] | Loans and advances to banks [Member]
Assets
Financial Assets	1,529,751	2,939,198
Financial Liabilities [Member] | Commercial loans [Member]
Assets
Financial Assets	19,353,491	17,120,207
Financial Liabilities [Member] | Residential mortgage loans [Member]
Assets
Financial Assets	10,307,542	9,352,720
Financial Liabilities [Member] | Consumer loans [Member]
Assets
Financial Assets	3,931,344	3,628,656
Financial Liabilities [Member] | Loans to Customers [Member]
Assets
Financial Assets	33,592,377	30,101,583
Financial Liabilities [Member] | Financial assets held-to-maturity [Member]
Assets
Financial Assets	839,744
Fair Value - not measured at fair value
Assets
Financial Assets	38,500,281	36,492,210
Fair Value - not measured at fair value | Current accounts and other demand deposits [Member]
Liabilities
Financial Liabilities	18,542,791	15,167,229
Fair Value - not measured at fair value | Transactions in the course of payment [Member]
Liabilities
Financial Liabilities	210,479	882,944
Fair Value - not measured at fair value | Obligations under repurchase agreements [Member]
Liabilities
Financial Liabilities	95,009	288,917
Fair Value - not measured at fair value | Saving accounts and time deposits [Member]
Liabilities
Financial Liabilities	9,145,192	8,885,015
Fair Value - not measured at fair value | Borrowings from financial institutions [Member]
Liabilities
Financial Liabilities	4,325,869	3,415,959
Fair Value - not measured at fair value | Other financial obligations [Member]
Liabilities
Financial Liabilities	299,452	217,311
Fair Value - not measured at fair value | Borrowings And Deposits [Member]
Liabilities
Financial Liabilities	32,618,792	28,857,375
Fair Value - not measured at fair value | Letters of credit for residential purposes [Member]
Liabilities
Financial Liabilities	4,214	7,201
Fair Value - not measured at fair value | Letters of credit for general purposes [Member]
Liabilities
Financial Liabilities	110	280
Fair Value - not measured at fair value | Bonds [Member]
Liabilities
Financial Liabilities	8,397,835	8,390,594
Fair Value - not measured at fair value | Subordinated bonds [Member]
Liabilities
Financial Liabilities	869,364	1,004,196
Fair Value - not measured at fair value | Debt issued [Member]
Liabilities
Financial Liabilities	9,271,523	9,402,271
Fair Value - not measured at fair value | Financial Liabilities [Member]
Liabilities
Financial Liabilities	41,890,315	38,259,646
Fair Value - not measured at fair value | Cash and due from banks [Member]
Assets
Financial Assets	3,713,734	2,560,216
Fair Value - not measured at fair value | Transactions in the course of collection [Member]
Assets
Financial Assets	326,446	163,252
Fair Value - not measured at fair value | Investments under resale agreements [Member]
Assets
Financial Assets	64,365	76,407
Fair Value - not measured at fair value | Cash and other transactions [Member]
Assets
Financial Assets	4,104,545	2,799,875
Fair Value - not measured at fair value | Domestic banks [Member]
Assets
Financial Assets	159,987	259,788
Fair Value - not measured at fair value | Central Bank of Chile [Member]
Assets
Financial Assets	1,090,000	2,380,033
Fair Value - not measured at fair value | Foreign banks [Member]
Assets
Financial Assets	278,813	297,778
Fair Value - not measured at fair value | Loans and advances to banks [Member]
Assets
Financial Assets	1,528,800	2,937,599
Fair Value - not measured at fair value | Commercial loans [Member]
Assets
Financial Assets	18,449,013	16,968,143
Fair Value - not measured at fair value | Residential mortgage loans [Member]
Assets
Financial Assets	9,753,455	10,075,011
Fair Value - not measured at fair value | Consumer loans [Member]
Assets
Financial Assets	3,899,940	3,711,582
Fair Value - not measured at fair value | Loans to Customers [Member]
Assets
Financial Assets	32,102,408	30,754,736
Fair Value - not measured at fair value | Financial assets held-to-maturity [Member]
Assets
Financial Assets	$ 764,528